united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/22

Item 1. Reports to Stockholders.

Advised by Redwood Investment Management, LLC

Semi-Annual Report

April 30, 2022

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Funds. Such offering is made only by prospectus, which includes details as to the Funds' offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in a Fund.

T: 1-855-RED-FUND (733-3863) www.redwoodmutualfunds.com

Redwood Managed Volatility Fund

PORTFOLIO REVIEW

April 30, 2022 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2022, compared to its benchmark:

	Six Months	One Year	Annualized Five Years	Annualized Since Inception(a)
Class I	(4.47)%	(4.38)%	0.73%	1.94%
Class N	(4.54)%	(4.61)%	0.47%	1.70%
Class Y	(4.49)%	(4.33)%	0.80%	2.05%
Bank of America Merrill Lynch 3-5 Yr Treasury Index (b)	(6.09)%	(6.86)%	0.85%	1.21%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.57% for Class I shares, 1.84% for Class N shares, and 1.45% for Class Y shares per the March 1, 2022 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2023 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.67%, 1.92% and 1.43% of average daily net assets attributable to Class I, Class N and Class Y shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Volatility Fund commenced operations on December 19, 2013.

(b)	Bank of America Merrill Lynch 3-5 Year Treasury Index is an unmanaged index which includes U.S. Treasury securities with maturities of 3 to 4.99 years. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. Investors can not invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION

April 30, 2022

% of Net Assets
U.S. Government and Agencies	81.3%
Corporate Bonds	8.9%
Short-Term	5.6%
Other Assets in Excess of Liabilities	4.2%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood Managed Municipal Income Fund

PORTFOLIO REVIEW

April 30, 2022 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2022, compared to its benchmark:

	Six Months	One Year	Annualized Five Years	Annualized Since Inception(a)
Class I	(1.73)%	(0.05)%	3.52%	3.74%
Class N	(1.66)%	(0.04)%	3.10%	3.32%
Bloomberg U.S. Municipal Bond Index (b)	(7.90)%	(7.88)%	1.80%	2.11%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before expense waiver are 1.62% for Class I shares and 1.87% for Class N share and after expense waivers are 1.55% for Class I shares and 1.80% for Class N shares per the March 1, 2022 prospectus. The Fund’s advisor has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2023 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.00% and 1.25% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the advisor. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Managed Municipal Income Fund commenced operations on March 9, 2017.

(b)	The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION

April 30, 2022

% of Net Assets
Short-Term Investments	96.8%
Open End Funds	4.3%
Liabilities in Excess of Other Assets	(1.1)%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood AlphaFactor® Tactical International Fund

PORTFOLIO REVIEW

April 30, 2022 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2022 compared to its benchmarks:

	Six Months	One Year	Annualized Three Years	Annualized Since Inception(a)
Class I	(4.83)%	(3.93)%	5.01%	4.05%
Class N	(6.13)%	(6.13)%	3.57%	3.01%
Redwood AlphaFactor® Tactical International Index (b)	(5.19)%	(3.45)%	8.16%	7.50%
MSCI AC World Index ex-US Net (c)	(11.87)%	(10.31)%	4.30%	2.74%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before expense waiver are 1.26% for Class I shares and 1.51% for Class N share and after expense waivers are 1.22% for Class I shares and 1.47% for Class N shares per the March 1, 2022 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2023 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.20% and 1.45% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood AlphaFactor® Tactical International Fund commenced operations on November 2, 2017.

(b)	The Redwood AlphaFactor® Tactical International Index, the Fund advisor’s proprietary index, utilizes a quantitative, factor-based, investment methodology focused on large and middle capitalization stocks of both developed and emerging markets outside of the U.S. typically of companies with market capitalizations of greater than $2 billion. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(c)	The Morgan Stanley Capital International All Country World Index Ex-U.S. (MSCI ACWI Ex-U.S.) is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI). It is designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI All Country World Index Ex-U.S. includes both developed and emerging markets. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION

April 30, 2022

% of Net Assets
Short-Term Investments	64.6%
U.S. Government & Agencies	33.9%
Other Assets in Excess of Liabilities	1.5%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

Redwood Systematic Macro Trend (“SMarT”) Fund

PORTFOLIO REVIEW

April 30, 2022 (Unaudited)

The Fund’s performance figures* for the period ended April 30, 2022, compared to its benchmarks:

	Six Months	One Year	Annualized Three Years	Annualized Since Inception(a)
Class I	(8.18)%	(5.45)%	11.88%	7.97%
Class N	(8.33)%	(5.63)%	11.64%	7.73%
MS Category Avg-Tactical Allocation Index (b)	(9.21)%	(5.15)%	5.17%	3.96%
Composite Index (c)	(10.78)%	(7.51)%	5.00%	5.19%
S&P 500 Total Return Index (d)	(9.65)%	0.21%	13.85%	13.06%
Bloomberg Global Aggregate Bond Index (e)	(11.68)%	(12.63)%	(1.09)%	(0.28)%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before expense waiver are 1.37% for Class I shares and 1.62% for Class N share and after expense waivers are 1.33% for Class I shares and 1.58% for Class N shares per the March 1, 2022 prospectus. The Fund’s adviser has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least March 1, 2023 to ensure that total annual Fund operating expenses after expense waiver and reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.30% and 1.55% of average daily net assets attributable to Class I and Class N shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. For performance information current to the most recent month-end, please call toll-free 1-855-733-3863.

(a)	Redwood Systematic Macro Trend (“SMarT”) Fund commenced operations on November 2, 2017.

(b)	The MS Category Avg-Tactical Allocation Index, Tactical asset allocation strategy is the process by which the asset of a fund is changed on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The MS Category Avg–Tactical Allocation Index is the average of all funds categorized as Tactical Allocation by Morningstar. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

The MS Category Avg-Tactical Allocation Index is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of The MS Category Avg-Tactical Allocation Index or any member of the public regarding the advisability of investing in funds categorized as Tactical Allocation generally or in the The MS Category Avg-Tactical Allocation Index in particular or the ability of the SMarT Fund to track general Tactical Allocation market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE SMarT FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

(c)	The Composite Index represents a blend of 40% S&P 500 Total Return Index and 60% Bloomberg Global Aggregate Bond Index. The Composite Index has comparable return characteristics as the Fund and shows how the Fund’s performance directly compares to a blend of the returns of broad-based indices widely recognized in the industry. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(d)	Standard and Poor’s 500 Total Return Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

(e)	The Bloomberg Global Aggregate Bond Index is a measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate, and securitized fixed-rate bonds from both developed and emerging market issuers. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

PORTFOLIO COMPOSITION

April 30, 2022

% of Net Assets
Short-Term Investments	81.6%
U.S. Government & Agencies	18.5%
Open End Funds	0.1%
Other/Cash and Liabilities Less Other Assets	(0.2)%
Total	100.0%

Please refer to the Schedule of Investments for a detailed listing of the Fund’s holdings.

REDWOOD MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.9%
	AEROSPACE & DEFENSE — 0.3%
98,000	Bombardier, Inc. Series (a)		7.8750	04/15/27	$91,414
89,000	Howmet Aerospace, Inc. Series		6.8750	05/01/25	94,235
214,000	TransDigm, Inc. Series		6.3750	06/15/26	211,587
99,000	TransDigm, Inc. Series		5.5000	11/15/27	90,909
					488,145
	AUTOMOTIVE — 0.3%
96,000	American Axle & Manufacturing, Inc. Series		6.2500	03/15/26	91,445
206,000	Ford Motor Company Series		4.3460	12/08/26	197,992
94,000	Ford Motor Company Series		4.7500	01/15/43	75,852
88,000	Ford Motor Company Series		5.2910	12/08/46	75,626
214,000	Goodyear Tire & Rubber Company (The) Series		5.0000	05/31/26	206,522
					647,437
	BIOTECH & PHARMA — 0.2%
215,000	Bausch Health Companies, Inc. Series (a)		7.0000	01/15/28	176,583
107,000	Bausch Health Companies, Inc. Series (a)		6.2500	02/15/29	77,990
103,000	Endo Luxembourg Finance Company I Sarl / Endo US, Series (a)		6.1250	04/01/29	90,234
100,000	Par Pharmaceutical, Inc. Series (a)		7.5000	04/01/27	91,356
					436,163
	CABLE & SATELLITE — 0.5%
211,000	CCO Holdings, LLC / CCO Holdings Capital Series (a)		5.0000	02/01/28	201,258
95,000	CCO Holdings, LLC / CCO Holdings Capital Series (a)		5.3750	06/01/29	90,138
98,000	CCO Holdings, LLC / CCO Holdings Capital Series (a)		4.7500	03/01/30	87,404
100,000	CCO Holdings, LLC / CCO Holdings Capital Series (a)		4.5000	08/15/30	87,416
102,000	CCO Holdings, LLC / CCO Holdings Capital Series (a)		4.2500	02/01/31	86,159
96,000	DISH DBS Corporation Series		5.8750	11/15/24	93,240
92,000	DISH DBS Corporation Series		7.7500	07/01/26	86,653
207,000	DISH DBS Corporation Series		7.3750	07/01/28	182,422
204,000	Sirius XM Radio, Inc. Series (a)		5.5000	07/01/29	196,392
102,000	Sirius XM Radio, Inc. Series (a)		4.1250	07/01/30	89,696
					1,200,778
	CHEMICALS — 0.1%
208,000	Avient Corporation Series		5.2500	03/15/23	208,794
138,000	Olin Corporation Series		5.5000	08/15/22	138,856
					347,650

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.9% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.1%
95,000	Prime Security Services Borrower, LLC / Prime Series B (a)		5.7500	04/15/26	$91,246
126,000	RR Donnelley & Sons Company Series		8.2500	07/01/27	140,569
					231,815
	CONTAINERS & PACKAGING — 0.3%
209,000	Ball Corporation Series		4.0000	11/15/23	208,745
197,000	Pactiv, LLC Series B		7.9500	12/15/25	193,332
173,000	Sealed Air Corporation Series (a)		6.8750	07/15/33	189,804
					591,881
	ELECTRIC UTILITIES — 0.4%
219,000	Calpine Corporation Series (a)		5.1250	03/15/28	198,888
94,000	FirstEnergy Corporation Series		4.4000	07/15/27	91,306
162,000	FirstEnergy Corporation Series		7.3750	11/15/31	186,482
214,000	PG&E Corporation Series		5.0000	07/01/28	196,904
329,000	Talen Energy Supply, LLC Series		6.5000	06/01/25	122,212
214,000	Vistra Operations Company, LLC Series (a)		5.5000	09/01/26	213,786
					1,009,578
	ELECTRICAL EQUIPMENT — 0.1%
199,000	WESCO Distribution, Inc. Series (a)		7.2500	06/15/28	207,099

	ENTERTAINMENT CONTENT — 0.2%
384,000	Diamond Sports Group, LLC / Diamond Sports Finance Series (a)		5.3750	08/15/26	140,636
196,000	Liberty Interactive, LLC Series		8.5000	07/15/29	176,761
218,000	Univision Communications, Inc. Series (a)		5.1250	02/15/25	214,468
					531,865
	FOOD — 0.4%
98,000	Kraft Heinz Foods Company Series		3.0000	06/01/26	93,840
94,000	Kraft Heinz Foods Company Series		3.8750	05/15/27	92,136
82,000	Kraft Heinz Foods Company Series		6.3750	07/15/28	89,912
67,000	Kraft Heinz Foods Company Series (a)		7.1250	08/01/39	78,645
83,000	Kraft Heinz Foods Company Series		5.0000	06/04/42	80,200
80,000	Kraft Heinz Foods Company Series		5.2000	07/15/45	77,672
88,000	Kraft Heinz Foods Company Series		4.3750	06/01/46	77,353
82,000	Kraft Heinz Foods Company Series		4.8750	10/01/49	76,501
73,000	Post Holdings, Inc. Series (a)		5.7500	03/01/27	72,077

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.9% (Continued)
	FOOD — 0.4% (Continued)
102,000	Post Holdings, Inc. Series (a)		4.6250	04/15/30	$87,331
104,000	Post Holdings, Inc. Series (a)		4.5000	09/15/31	86,625
					912,292
	FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
220,000	Louisiana-Pacific Corporation Series (a)		3.6250	03/15/29	189,505

	HEALTH CARE FACILITIES & SERVICES — 0.6%
95,000	Centene Corporation Series		4.6250	12/15/29	92,053
99,000	Centene Corporation Series		3.3750	02/15/30	88,591
100,000	Centene Corporation Series		3.0000	10/15/30	87,152
104,000	Centene Corporation Series		2.5000	03/01/31	86,609
100,000	CHS/Community Health Systems, Inc. Series (a)		6.8750	04/15/29	87,846
216,000	DaVita, Inc. Series (a)		4.6250	06/01/30	188,300
108,000	DaVita, Inc. Series (a)		3.7500	02/15/31	88,230
92,000	HCA, Inc. Series		5.3750	02/01/25	94,627
193,000	HCA, Inc. Series		5.8750	02/15/26	199,544
87,000	HCA, Inc. Series		5.6250	09/01/28	90,032
97,000	HCA, Inc. Series		3.5000	09/01/30	87,207
97,000	Tenet Healthcare Corporation Series (a)		6.1250	10/01/28	93,255
193,000	Tenet Healthcare Corporation Series		6.8750	11/15/31	200,220
					1,483,666
	HOME & OFFICE PRODUCTS — 0.1%
210,000	Newell Brands, Inc. Series		4.3500	04/01/23	209,964
94,000	Newell Brands, Inc. Series		4.2000	04/01/26	93,304
					303,268
	HOME CONSTRUCTION — 0.1%
139,000	Beazer Homes USA, Inc. Series B		6.7500	03/15/25	138,745
212,000	Toll Brothers Finance Corporation Series B		4.3750	04/15/23	213,397
					352,142
	HOUSEHOLD PRODUCTS — 0.1%
208,000	Avon Products, Inc. Series		7.0000	03/15/23	215,292

	INSURANCE — 0.2%
219,000	Genworth Holdings, Inc. Series		4.8000	02/15/24	219,675

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.9% (Continued)
	INSURANCE — 0.2% (Continued)
42,000	MBIA, Inc. Series		6.6250	10/01/28	$42,795
207,000	Radian Group, Inc. Series		4.5000	10/01/24	201,845
					464,315
	INTERNET MEDIA & SERVICES — 0.1%
89,000	Netflix, Inc. Series		4.8750	04/15/28	87,257
84,000	Netflix, Inc. Series		5.8750	11/15/28	86,730
188,000	Netflix, Inc. Series (a)		4.8750	06/15/30	183,579
					357,566
	LEISURE FACILITIES & SERVICES — 0.5%
105,000	1011778 BC ULC / New Red Finance, Inc. Series (a)		4.0000	10/15/30	89,891
97,000	Carnival Corporation Series (a)		7.6250	03/01/26	95,171
100,000	Carnival Corporation Series (a)		5.7500	03/01/27	90,720
135,000	Carnival Corporation Series		6.6500	01/15/28	125,060
104,000	Hilton Domestic Operating Company, Inc. Series (a)		3.6250	02/15/32	88,237
201,000	MGM Resorts International Series		5.7500	06/15/25	199,882
101,000	NCL Corporation Ltd. Series (a)		5.8750	03/15/26	93,426
214,000	Royal Caribbean Cruises Ltd. Series		5.2500	11/15/22	214,559
100,000	Royal Caribbean Cruises Ltd. Series (a)		5.5000	04/01/28	91,421
					1,088,367
	METALS & MINING — 0.1%
101,000	FMG Resources August 2006 Pty Ltd. Series (a)		4.3750	04/01/31	89,508
82,000	Freeport-McMoRan, Inc. Series		5.4500	03/15/43	82,096
98,000	Novelis Corporation Series (a)		4.7500	01/30/30	90,270
					261,874
	OIL & GAS PRODUCERS — 1.1%
204,000	Apache Corporation Series		4.8750	11/15/27	200,188
91,000	Apache Corporation Series		5.1000	09/01/40	82,499
98,000	Cheniere Energy Partners, L.P. Series		4.0000	03/01/31	88,853
39,000	Cheniere Energy, Inc. Series (a)		4.6250	10/15/28	37,782
73,000	Cheniere Energy, Inc. Series		4.6250	10/15/28	70,720
95,000	Comstock Resources, Inc. Series (a)		6.7500	03/01/29	96,198
85,000	Continental Resources Inc/OK Series (a)		5.7500	01/15/31	87,146
214,000	EQM Midstream Partners, L.P. Series		4.0000	08/01/24	207,187
96,000	EQT Corporation Series		3.9000	10/01/27	92,028

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.9% (Continued)
	OIL & GAS PRODUCERS — 1.1% (Continued)
199,000	Murphy Oil Corporation Series		7.0500	05/01/29	$206,531
220,000	New Fortress Energy, Inc. Series (a)		6.7500	09/15/25	216,563
105,000	New Fortress Energy, Inc. Series (a)		6.5000	09/30/26	101,736
101,000	NGL Energy Operating, LLC / NGL Energy Finance Series (a)		7.5000	02/01/26	95,172
100,000	Occidental Petroleum Corporation Series		2.9000	08/15/24	97,878
201,000	Occidental Petroleum Corporation Series		5.5500	03/15/26	206,254
101,000	Occidental Petroleum Corporation Series		3.5000	08/15/29	94,425
76,000	Occidental Petroleum Corporation Series		8.8750	07/15/30	91,390
83,000	Occidental Petroleum Corporation Series		6.6250	09/01/30	90,068
85,000	Occidental Petroleum Corporation Series		6.1250	01/01/31	89,454
80,000	Occidental Petroleum Corporation Series		6.4500	09/15/36	86,927
161,000	Ovintiv, Inc. Series		8.1250	09/15/30	192,548
93,000	Western Midstream Operating, L.P. Series		5.3000	02/01/30	85,572
					2,617,119
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
245,000	Nabors Industries, Inc. Series B		5.7500	02/01/25	234,608
278,000	Transocean, Inc. Series (a)		8.0000	02/01/27	219,998
					454,606
	REAL ESTATE INVESTMENT TRUSTS — 0.3%
213,000	Iron Mountain, Inc. Series (a)		4.8750	09/15/27	203,144
98,000	Iron Mountain, Inc. Series (a)		5.2500	07/15/30	89,990
215,000	iStar, Inc. Series		4.2500	08/01/25	206,604
101,000	MPT Operating Partnership, L.P. / MPT Finance Series		3.5000	03/15/31	86,135
99,000	SBA Communications Corporation Series		3.8750	02/15/27	94,070
106,000	SBA Communications Corporation Series		3.1250	02/01/29	91,074
					771,017
	REAL ESTATE SERVICES — 0.1%
212,000	Realogy Group, LLC / Realogy Co-Issuer Corporation Series (a)		4.8750	06/01/23	211,748

	RETAIL - CONSUMER STAPLES — 0.2%
104,000	Albertsons Companies Inc / Safeway Inc / New Series (a)		3.5000	03/15/29	87,746
178,000	New Albertsons, L.P. Series		8.0000	05/01/31	192,544
236,000	Rite Aid Corporation Series B		7.7000	02/15/27	162,251
120,000	Safeway, Inc. Series		7.2500	02/01/31	125,537
					568,078

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.9% (Continued)
	RETAIL - DISCRETIONARY — 0.1%
101,000	Magic MergerCo, Inc. Series (a)		7.8750	05/01/29	$79,651
224,000	Staples, Inc. Series (a)		10.7500	04/15/27	198,755
					278,406
	SEMICONDUCTORS — 0.1%
206,000	Amkor Technology, Inc. Series (a)		6.6250	09/15/27	209,860

	SPECIALTY FINANCE — 0.2%
210,000	Navient Corporation Series		5.5000	01/25/23	211,317
208,000	OneMain Finance Corporation Series		5.6250	03/15/23	210,342
91,000	OneMain Finance Corporation Series		6.8750	03/15/25	91,854
89,000	OneMain Finance Corporation Series		7.1250	03/15/26	90,267
					603,780
	STEEL — 0.1%
208,000	United States Steel Corporation Series		6.6500	06/01/37	204,022

	TECHNOLOGY HARDWARE — 0.3%
172,000	Dell, Inc. Series		7.1000	04/15/28	188,574
99,000	Imola Merger Corporation Series (a)		4.7500	05/15/29	92,196
137,000	Pitney Bowes, Inc. Series		4.6250	03/15/24	136,016
93,000	Western Digital Corporation Series		4.7500	02/15/26	92,428
212,000	Xerox Corporation Series		3.8000	05/15/24	205,400
					714,614
	TECHNOLOGY SERVICES — 0.2%
189,000	Sabre GLBL, Inc. Series (a)		9.2500	04/15/25	201,964
201,000	Unisys Corporation Series (a)		6.8750	11/01/27	201,977
					403,941
	TELECOMMUNICATIONS — 0.8%
199,000	CenturyLink, Inc. Series		7.5000	04/01/24	204,870
92,000	Embarq Corporation Series		7.9950	06/01/36	83,244
215,000	Frontier Communications Corporation Series (a)		5.0000	05/01/28	196,575
81,000	Sprint Capital Corporation Series		6.8750	11/15/28	89,021
68,000	Sprint Capital Corporation Series		8.7500	03/15/32	86,530

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 8.9% (Continued)
	TELECOMMUNICATIONS — 0.8% (Continued)
92,000	Sprint Corporation Series		7.8750	09/15/23	$96,144
90,000	Sprint Corporation Series		7.1250	06/15/24	94,842
88,000	Sprint Corporation Series		7.6250	02/15/25	93,709
181,000	Sprint Corporation Series		7.6250	03/01/26	196,779
84,000	Telecom Italia Capital S.A. Series		7.2000	07/18/36	75,941
81,000	Telecom Italia Capital S.A. Series		7.7210	06/04/38	76,200
98,000	T-Mobile USA, Inc. Series		3.5000	04/15/31	86,995
85,000	Vodafone Group plc Series (b)	USD SWAP SEMI 30/360 5YR + 4.873%	7.0000	04/04/79	89,878
96,000	Windstream Escrow, LLC / Windstream Escrow Finance Series (a)		7.7500	08/15/28	91,599
105,000	Zayo Group Holdings, Inc. Series B (a)		4.0000	03/01/27	91,531
					1,653,858
	TRANSPORTATION & LOGISTICS — 0.4%
220,000	American Airlines Group, Inc. Series (a)		5.0000	06/01/22	220,020
82,000	American Airlines, Inc. Series (a)		11.7500	07/15/25	94,458
97,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. Series (a)		5.5000	04/20/26	96,264
95,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd. Series (a)		5.7500	04/20/29	91,694
87,000	Delta Air Lines, Inc. Series		7.3750	01/15/26	92,757
97,000	Hawaiian Brand Intellectual Property Ltd. / Series (a)		5.7500	01/20/26	94,303
213,000	United Airlines Holdings, Inc. Series		5.0000	02/01/24	211,690
99,000	United Airlines, Inc. Series (a)		4.3750	04/15/26	95,684
99,000	United Airlines, Inc. Series (a)		4.6250	04/15/29	90,976
					1,087,846
	TOTAL CORPORATE BONDS (Cost $23,571,734)				21,099,593

	U.S. GOVERNMENT & AGENCIES — 81.3%
	U.S. TREASURY BILLS — 73.8%
120,500,000	United States Treasury Bill (c)		0.0000	05/05/22	120,499,104
17,629,000	United States Treasury Bill (c)		0.0000	01/26/23	17,415,732
12,572,000	United States Treasury Note		0.8750	01/31/24	12,196,068
10,074,000	United States Treasury Note		1.1250	01/15/25	9,621,851
10,056,000	United States Treasury Note		1.5000	01/31/27	9,423,179

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 81.3% (Continued)
	U.S. TREASURY BILLS — 73.8% (Continued)
3,151,000	United States Treasury Note	0.8750	11/15/30	$2,673,796
4,291,000	United States Treasury Note	1.6250	05/15/31	3,862,403
				175,692,133
	U.S. TREASURY NOTES — 7.5%
3,620,000	United States Treasury Note	3.1250	11/15/28	3,657,614
3,017,000	United States Treasury Note	2.6250	02/15/29	2,959,135
3,015,000	United States Treasury Note	2.3750	05/15/29	2,908,768
2,413,000	United States Treasury Note	1.5000	02/15/30	2,179,995
7,309,000	United States Treasury Note	0.6250	08/15/30	6,093,308
				17,798,820
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $198,190,562)			193,490,953

Shares
	SHORT-TERM INVESTMENTS — 5.6%
	MONEY MARKET FUNDS - 5.6%
13,273,610	First American Government Obligations Fund, Class X, 0.22% (Cost $13,273,610)(d)	13,273,610

	TOTAL INVESTMENTS - 95.8% (Cost $235,035,906)	$227,864,156
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.2%	10,109,583
	NET ASSETS - 100.0%	$237,973,739

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED VOLATILITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

BAR	Barclays

BNP	BNP Paribas

USD SWAP SEMI 30/360 5YR	USD SWAP SEMI 30/360 5YR

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022 the total market value of 144A securities is 8,100,734 or 3.4% of net assets.

(b)	Variable rate security; the rate shown represents the rate on April 30, 2022.

(c)	Zero coupon bond.

(d)	Rate disclosed is the seven day effective yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2022

CREDIT DEFAULT SWAP

Notional Amount	Upfront Premiums Paid (Received)	Reference Entity (I)	Counterparty	Expiration Date	Pay/Receive Fixed Rate	Fixed Rate	Value	Unrealized Gain (Loss)
$40,000,000	$(1,662,038)	To Sell Protection - CDX HY CDSI S37 5Y PRC, pays Quarterly	BNP	12/20/2026	Receive	5.00%	$(1,284,542)	$377,496
							$(1,284,542)	$377,496

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index. The swap itself does not have a credit rating, however the underlying holdings of the swap are comprised of non-investment grade entities, with ratings of B and BB.

TOTAL RETURN SWAPS **

Security	Number of Shares	Notional Value	Interest Rate Payable	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Nuveen High Yield Municipal	164,252	2,784,063	3-Mth USD_LIBOR + 150 bps	9/29/2024	Barclays	$(135,653)
Total						$(135,653)

**	The swaps provide exposure to the total returns on the securities that are calculated on a daily basis. Under the terms of the swaps, the Advisor has the ability to periodically adjust the notional level of the swaps. In addition, the Fund will receive the total return on the securities, including dividends and provide a fee to the counterparty. The swaps are reset monthly.

The accompanying notes are an integral part of these financial statements.

REDWOOD MANAGED MUNICIPAL INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 4.3%
	FIXED INCOME - 4.3%
51,800	American Century High-Yield Municipal Fund, Class I	$477,077
283,304	BlackRock High Yield Municipal Fund, Institutional Class	2,640,389
61,579	MFS Municipal High Income Fund	475,391
56,191	Northern High Yield Municipal Fund	443,344
33,110	Nuveen High Yield Municipal Bond Fund, Class I	533,072
50,362	Nuveen Short Duration High Yield Municipal Bond	496,567
56,334	PIMCO High Yield Municipal Bond Fund, Institutional Class	492,359
74,881	Pioneer High Income Municipal Fund, Class Y	497,959
36,215	Western Asset Municipal High Income Fund, Class I	472,974
	TOTAL OPEN END FUNDS (Cost $7,360,796)	6,529,132

	SHORT-TERM INVESTMENTS — 96.8%
	MONEY MARKET FUNDS - 96.8%
88,166,394	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.26%(a)	88,166,395
25,860,792	First American Government Obligations Fund, Class X, 0.22%(a)	25,860,792
8,149,933	JPMorgan Municipal Money Market Fund, Agency Class, 0.28%(a)	8,149,933
25,109,260	JPMorgan Tax Free Money Market Fund, Agency Class, 0.24%(a)	25,109,162
	TOTAL MONEY MARKET FUNDS (Cost $147,286,281)	147,286,282

	TOTAL INVESTMENTS - 101.1% (Cost $154,647,077)	$153,815,414
	LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%	(1,676,003)
	NET ASSETS - 100.0%	$152,139,411

(a)	Rate disclosed is the seven day effective yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

REDWOOD ALPHAFACTOR TACTICAL INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 33.9%
	United States — 33.9%
10,000,000	United States Treasury Note	1.3750	02/15/23	$9,960,936
14,060,000	United States Treasury Note	1.1250	01/15/25	13,428,947
14,050,000	United States Treasury Note	1.5000	01/31/27	13,165,838
14,326,000	United States Treasury Note	1.3750	12/31/28	12,977,341
11,000,000	United States Treasury Note	1.5000	02/15/30	9,937,813
14,531,000	United States Treasury Note	1.3750	11/15/31	12,708,950
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $77,385,302)			72,179,825

Shares
	SHORT-TERM INVESTMENTS — 64.6%
	MONEY MARKET FUNDS - 64.6%
137,043,410	First American Government Obligations Fund, Class X, 0.22%(a)	137,043,410
473,320	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class, 0.36%(a)	473,320
	TOTAL MONEY MARKET FUNDS (Cost $137,516,730)	137,516,730

	TOTAL INVESTMENTS - 98.5% (Cost $214,902,032)	$209,696,555
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%	3,108,897
	NET ASSETS - 100.0%	$212,926,076

(a)	Rate disclosed is the seven day effective yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

REDWOOD SYSTEMATIC MACRO TREND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2022

Shares		Fair Value
	OPEN END FUNDS — 0.1%
	FIXED INCOME - 0.1%
9,803	Nuveen California High Yield Municipal Bond Fund	$85,086
5,591	Nuveen High Yield Municipal Bond Fund, Class I	90,008
	TOTAL OPEN END FUNDS (Cost $204,291)	175,094

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 18.5%
	U.S. TREASURY BILLS — 9.6%
8,136,000	United States Treasury Note	1.1250	01/15/25	7,770,833
8,108,000	United States Treasury Note	1.5000	01/31/27	7,597,766
1,701,000	United States Treasury Note	0.8750	11/15/30	1,443,392
2,316,000	United States Treasury Note	1.6250	05/15/31	2,084,671
				18,896,662
	U.S. TREASURY NOTES — 8.9%
1,954,000	United States Treasury Note	3.1250	11/15/28	1,974,303
1,628,000	United States Treasury Note	2.6250	02/15/29	1,596,775
1,630,000	United States Treasury Note	2.3750	05/15/29	1,572,568
10,003,000	United States Treasury Note	1.5000	02/15/30	9,037,086
3,944,000	United States Treasury Note	0.6250	08/15/30	3,288,002
				17,468,734
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $40,158,518)			36,365,396

Shares
	SHORT-TERM INVESTMENTS — 81.6%
	MONEY MARKET FUNDS - 81.6%
157,739,945	First American Government Obligations Fund, Class X, 0.22%(a)	157,739,945
2,531,891	Goldman Sachs Financial Square Government Fund, , 0.06%(a)	2,531,891
	TOTAL MONEY MARKET FUNDS (Cost $160,271,836)	160,271,836

	TOTAL INVESTMENTS – 100.2% (Cost $200,634,645)	$196,812,326
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(407,222)
	NET ASSETS - 100.0%	$196,405,104

(a)	Rate disclosed is the seven day effective yield as of April 30, 2022.

The accompanying notes are an integral part of these financial statements.

Redwood Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2022

	Redwood Managed Volatility Fund		Redwood Managed Municipal Income Fund		Redwood AlphaFactor® Tactical International Fund		Redwood Systematic Macro Trend “SMarT” Fund
Assets:
Investment Securities:
Investments, at Cost	$235,035,906		$154,647,077		$214,902,032		$200,634,645
Investments, at Fair Value	227,864,156		153,815,414		209,696,555		196,812,326
Cash	5,965,262	*	823		78,580		-
Unrealized Appreciation on Swap Contracts	377,496		-		-		-
Foreign Currency	-		-		2,002,518		-
Deposit at Broker for open Swap Contracts	5,319,503		-		-		45,000
Receivable for Fund Shares Sold	226,234		188,741		209,390		202,445
Dividends and Interest Receivable	235,013		47,007		1,356,464		198,097
Due from advisor	26,909		-		-		-
Prepaid Expenses and Other Assets	108,020		47,834		26,744		46,409
Total Assets	240,122,593		154,099,819		213,370,251		197,304,277

Liabilities:
Distribution (12b-1) Fees Payable	244		-		-		21
Swap Interest Payable	-		-		99,135		-
Unrealized Depreciation on Swap Contracts	135,653		-		-		-
Investment Advisory Fees Payable	252,126		84,275		213,573		156,243
Payable for Fund Shares Redeemed	1,704,469		1,822,427		88,765		739,716
Payable to Related Parties	-		13,181		6,156		2,296
Accrued Expenses and Other Liabilities	56,362		40,525		36,546		897
Total Liabilities	2,148,854		1,960,408		444,175		899,173
Net Assets	$237,973,739		$152,139,411		$212,926,076		$196,405,104

Class I Net Assets	$104,216,046		$152,139,394		$212,926,060		$196,371,168
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	8,112,329		9,936,924		14,868,858		11,464,866
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$12.85		$15.31		$14.32		$17.13

Class N Net Assets	$1,177,392		$17		$16		$33,936
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	90,116		1		1		2,958
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$13.07		$15.97	**	$14.32	**	$17.33	**

Class Y Net Assets	$132,580,301
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	10,204,739
Net Asset Value (Net Assets/Shares Outstanding), Offering and Redemption Price Per Share	$12.99

Net Assets Consist Of:
Paid-in-Capital	$302,255,916		$155,205,632		$231,415,367		$196,413,697
Accumulated Deficits	(64,282,177)		(3,066,221)		(18,489,291)		(8,593)
Net Assets	$237,973,739		$152,139,411		$212,926,076		$196,405,104

*	All or portion of the cash is held in a segregated US Bank account.

**	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

The accompanying notes are an integral part of these financial statements.

Redwood Funds

STATEMENTS OF OPERATIONS (Unaudited)

For The Six Months Ended April 30, 2022

	Redwood Managed Volatility Fund	Redwood Managed Municipal Income Fund	Redwood AlphaFactor® Tactical International Fund	Redwood Systematic Macro Trend “SMarT” Fund
Investment Income:
Dividend Income (Less: Foreign Withholding Tax $0, $0, $151,012, $2,666)	$-	$979,436	$1,254,168	$1,300,469
Interest Income	926,731	42,828	464,097	241,511
Total Investment Income	926,731	1,022,264	1,718,265	1,541,980

Expenses:
Investment Advisory Fees	1,636,497	536,061	986,072	933,893
Distribution (12b-1) Fees	1,671	-	-	38
Third Party Administrative Servicing Fees	140,952	79,989	101,972	75,801
Registration Fees	35,304	22,996	19,914	21,613
Administrative Fees	27,516	10,854	55,989	31,615
Insurance Expense	15,517	7,950	6,748	4,605
Custody Fees	12,607	9,427	21,352	7,754
Audit Fees	11,644	5,591	10,851	8,867
Legal fees	11,111	17,736	11,528	11,528
Printing Expense	10,862	9,481	6,389	5,854
Fund Accounting Fees	7,046	9,188	16,504	14,867
Transfer Agent Fees	6,594	32,812	5,815	3,173
Trustees’ Fees	5,459	5,358	5,258	5,316
Chief Compliance Officer Fees	3,093	4,177	4,197	3,725
Miscellaneous Expenses	2,398	1,897	1,861	1,942
Total Expenses	1,928,271	753,517	1,254,450	1,130,591
Less: Fees Waived by the Advisor	(26,909)	-	-	-
Net Expenses	1,901,362	753,517	1,254,450	1,130,591

Net Investment Income (Loss)	(974,631)	268,747	463,815	411,389

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain/(Loss) from Security Transactions:
Investments	960	(2,054,204)	(5,802,595)	9,120,402
Swap Contracts	(7,238,622)	-	(2,331,871)	(4,389,138)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Exchange Transactions	(6,435,537)	(940,393)	(3,802,498)	(20,839,373)
Swap Contracts	2,165,236	-	11,836	(711,492)
Net Realized and Unrealized Loss on Investments	(11,507,963)	(2,994,597)	(11,925,128)	(16,819,601)

Net Decrease in Net Assets Resulting From Operations	$(12,482,594)	$(2,725,850)	$(11,461,313)	$(16,408,212)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
Operations:
Net Investment Loss	$(974,631)	$(3,137,271)
Net Realized Gain (Loss)	(7,237,662)	15,380,103
Net Change in Unrealized Depreciation	(4,270,301)	(2,469,553)
Net Increase (Decrease) in Net Assets Resulting From Operations	(12,482,594)	9,773,279

Distributions to Shareholders:
Total Distributions Paid:
Class I	(5,740,619)	(3,320,285)
Class N	(76,513)	(181,968)
Class Y	(10,946,972)	(10,806,316)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(16,764,104)	(14,308,569)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	54,829,981	60,344,710
Distributions Reinvested	5,543,420	3,268,826
Cost of Shares Redeemed	(36,554,718)	(34,851,908)
Total From Capital Transactions: Class I	23,818,683	28,761,628

Class N Shares:
Proceeds from Shares Issued	-	14,910
Distributions Reinvested	70,312	173,913
Cost of Shares Redeemed	(413,408)	(2,273,081)
Total From Capital Transactions: Class N	(343,096)	(2,084,258)

Class Y Shares:
Proceeds from Shares Issued	59,799,469	46,960,805
Distributions Reinvested	10,651,289	10,429,664
Cost of Shares Redeemed	(94,084,611)	(95,116,381)
Total From Capital Transactions: Class Y	(23,633,853)	(37,725,912)

Total Decrease in Net Assets	(29,404,964)	(15,583,832)

Nets Assets:
Beginning of Period	267,378,703	282,962,535
End of Period	$237,973,739	$267,378,703

SHARE ACTIVITY
Class I:
Shares Sold	4,116,610	4,208,325
Shares Reinvested	412,150	229,568
Shares Redeemed	(2,764,799)	(2,420,335)
Net increase in shares of beneficial interest outstanding	1,763,961	2,017,558

Class N:
Shares Sold	-	1,031
Shares Reinvested	5,136	12,060
Shares Redeemed	(29,673)	(156,741)
Net decrease in shares of beneficial interest outstanding	(24,537)	(143,650)

Class Y:
Shares Sold	4,347,976	3,234,370
Shares Reinvested	783,183	725,445
Shares Redeemed	(7,068,976)	(6,543,418)
Net decrease in shares of beneficial interest outstanding	(1,937,817)	(2,583,603)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
Operations:
Net Investment Income	$268,747	$2,945,496
Net Realized Gain (Loss)	(2,054,204)	12,170,386
Net Change in Unrealized Depreciation	(940,393)	(3,278,757)
Net Increase (Decrease) in Net Assets Resulting From Operations	(2,725,850)	11,837,125

Distributions to Shareholders:
Total Distributions Paid:
Class I	(7,952,645)	(3,110,074)
Class N	(1)	(1)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(7,952,646)	(3,110,075)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	40,960,645	66,279,433
Distributions Reinvested	7,875,147	3,032,420
Cost of Shares Redeemed	(39,917,044)	(76,662,211)
Total From Capital Transactions: Class I	8,918,748	(7,350,358)

Class N Shares:
Proceeds from Shares Issued	-	17
Distributions Reinvested	-	1
Cost of Shares Redeemed	-	(202)
Total From Capital Transactions: Class N	-	(184)

Total Increase (Decrease) in Net Assets	(1,759,748)	1,376,508

Nets Assets:
Beginning of Period	153,899,159	152,522,651
End of Period	$152,139,411	$153,899,159

SHARE ACTIVITY
Class I:
Shares Sold	2,605,699	4,060,257
Shares Reinvested	505,232	186,949
Shares Redeemed	(2,563,154)	(4,721,443)
Net increase (decrease) in shares of beneficial interest outstanding	547,777	(474,237)

Class N:
Shares Sold	-	1
Shares Reinvested	-	-
Shares Redeemed	-	(12)
Net decrease in shares of beneficial interest outstanding	-	(11)

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
Operations:
Net Investment Income (Loss)	$463,815	$(29,275)
Net Realized Gain (Loss)	(8,134,466)	30,877,201
Net Change in Unrealized Appreciation (Depreciation)	(3,790,662)	945,182
Net Increase (Decrease) in Net Assets Resulting From Operations	(11,461,313)	31,793,108

Distributions to Shareholders:
Total Distributions Paid:
Class I	(26,638,767)	(8,145,494)
Class N	(2)	(523)
	(26,638,769)	(8,146,017)

Net Decrease in Net Assets Resulting From Distributions to Shareholders	(26,638,769)	(8,146,017)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	60,543,360	83,400,860
Distributions Reinvested	26,236,405	8,126,867
Cost of Shares Redeemed	(28,241,679)	(50,284,545)
Total From Capital Transactions: Class I	58,538,086	41,243,182

Class N Shares:
Proceeds from Shares Issued	-	17
Distributions Reinvested	-	523
Cost of Shares Redeemed	-	(10,262)
Total From Capital Transactions: Class N	-	(9,722)

Total Increase in Net Assets	20,438,004	64,880,551

Nets Assets:
Beginning of Period	192,488,072	127,607,521
End of Period	$212,926,076	$192,488,072

SHARE ACTIVITY
Class I:
Shares Sold	3,871,206	4,886,697
Shares Reinvested	1,674,308	501,659
Shares Redeemed	(1,836,395)	(2,992,624)
Net increase in shares of beneficial interest outstanding	3,709,119	2,395,732

Class N:
Shares Sold	-	1
Shares Reinvested	-	32
Shares Redeemed	-	(612)
Net decrease in shares of beneficial interest outstanding	-	(579)

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the Year Ended
	April 30, 2022	October 31, 2021
	(Unaudited)
Operations:
Net Investment Income	$411,389	$1,183,654
Net Realized Gain	4,731,264	15,731,048
Net Change in Unrealized Appreciation (Depreciation)	(21,550,865)	16,427,644
Net Increase (Decrease) in Net Assets Resulting From Operations	(16,408,212)	33,342,346

Distributions to Shareholders:
Total Distributions Paid:
Class I	(13,840,877)	(7,470,875)
Class N	(2,109)	(14)
Net Decrease in Net Assets Resulting From Distributions to Shareholders	(13,842,986)	(7,470,889)

Capital Transactions:
Class I Shares:
Proceeds from Shares Issued	64,278,201	81,113,557
Distributions Reinvested	13,601,943	7,445,670
Cost of Shares Redeemed	(23,519,430)	(30,563,279)
Total From Capital Transactions: Class I	54,360,714	57,995,948

Class N Shares:
Proceeds from Shares Issued	37,408	10,018
Distributions Reinvested	2,109	14
Cost of Shares Redeemed	-	(10,606)
Total From Capital Transactions: Class N	39,517	(574)

Total Increase in Net Assets	24,149,033	83,866,831

Nets Assets:
Beginning of Period	172,256,071	88,389,240
End of Period	$196,405,104	$172,256,071

SHARE ACTIVITY
Class I:
Shares Sold	3,475,824	4,183,928
Shares Reinvested	713,264	433,438
Shares Redeemed	(1,299,172)	(1,633,796)
Net increase in shares of beneficial interest outstanding	2,889,916	2,983,570

Class N:
Shares Sold	1,848	529
Shares Reinvested	109	1
Shares Redeemed	-	(540)
Net increase (decrease) in shares of beneficial interest outstanding	1,957	(10)

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I
	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Year Ended		For the Year Ended	For the Year Ended
	April 30, 2022		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$14.27		$14.55	$15.14	$14.86		$15.95	$15.66

Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.05)		(0.18)	(0.15)	(0.01)		0.45	0.43
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)		0.68	(0.25)	0.78		(0.55)	0.51
Total From Operations	(0.64)		0.50	(0.40)	0.77		(0.10)	0.94

Less Distributions:
From Net Investment Income	(0.78)		(0.78)	(0.19)	(0.49)		(0.99)	(0.65)
Total Distributions	(0.78)		(0.78)	(0.19)	(0.49)		(0.99)	(0.65)

Paid-in-Capital from Redemption Fees	-		-	-	-		0.00 (d)	0.00 (d)

Net Asset Value, End of Period	$12.85		$14.27	$14.55	$15.14		$14.86	$15.95

Total Return (b)	(4.47)%		3.43%	(2.70)%	5.10%		(0.65)%	6.24%

Net Assets, End of Period (000’s)	$104,216		$90,597	$63,012	$64,403		$52,093	$75,575

Ratio of Expenses to Average Net Assets (c)	1.48	%(f)	1.55%	1.55%	1.58%		1.50%	1.43%
Ratio of net expenses and net of waivers to average net assets	1.48	%(f)	1.55%	1.55%	1.58	%(c)	1.50%	2.72%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	(0.74	)%(f)	(1.23)%	(1.05)%	(0.05)%		2.94%	2.72%
Portfolio Turnover Rate	21	%(g)	11%	11066%	2%		217%	110%

	Class N
	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Year Ended		For the Year Ended	For the Year Ended
	April 30, 2022		October 31, 2021	October 31, 2020	October 31, 2019		October 31, 2018	October 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$14.46		$14.74	$15.33	$14.84		$15.94	$15.65

Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.07)		(0.22)	(0.19)	(0.04)		0.40	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.58)		0.69	(0.25)	0.76		(0.54)	0.52
Total From Operations	(0.65)		0.47	(0.44)	0.72		(0.14)	0.90

Less Distributions:
From Net Investment Income	(0.75)		(0.75)	(0.15)	(0.23)		(0.96)	(0.61)
Total Distributions	(0.75)		(0.75)	(0.15)	(0.23)		(0.96)	(0.61)

Paid-in-Capital from Redemption Fees	-		-	-	-		0.00 (d)	0.00 (d)

Net Asset Value, End of Period	$13.07		$14.46	$14.74	$15.33		$14.84	$15.94

Total Return (b)	(4.54)%		3.12%	(2.97)%	4.93%		(0.97)%	5.99%

Ratios/Supplemental Data
Net Assets, End of Period (000s)	$1,177		$1,657	$3,807	$5,821		$13,364	$24,473

Ratio of Expenses to Average Net Assets (c)	1.73	%(f)	1.82%	1.78%	1.84%		1.74%	1.68%
Ratio of net expenses and net of waivers to average net assets	1.73	%(f)	1.82%	1.78%	1.84	%(c)	1.74%	1.77%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(e)	(1.02	)%(f)	(1.55)%	(1.28)%	(0.23)%		2.61%	2.42%
Portfolio Turnover Rate	21	%(g)	11%	11066%	2%		217%	110%

*	Class I and Class N commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Amount is less than $0.005 per share.

(e)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(f)	Annualized

(g)	Not Annualized

The accompanying notes are an integral part of these financial statements.

Redwood Managed Volatility Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class Y
	For the Six Months Ended		For the Year Ended	For the Year Ended		For the Year Ended		For the Year Ended		For the Year Ended
	April 30, 2022		October 31, 2021	October 31, 2020		October 31, 2019		October 31, 2018		October 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Period	$14.42		$14.68	$15.25		$14.95		$16.03		$15.74

Activity from Investment Operations:
Net Investment Income (Loss) (a)	(0.05)		(0.17)	(0.14)		0.02		0.46		0.43
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)		0.69	(0.24)		0.77		(0.55)		0.51
Total From Operations	(0.65)		0.52	(0.38)		0.79		(0.09)		0.94

Less Distributions:
From Net Investment Income	(0.78)		(0.78)	(0.19)		(0.49)		(0.99)		(0.65)
Total Distributions	(0.78)		(0.78)	(0.19)		(0.49)		(0.99)		(0.65)

Paid-in-Capital from Redemption Fees	-		-	-		-		0.00	(f)	0.00 (f)

Net Asset Value, End of Period	$12.99		$14.42	$14.68		$15.25		$14.95		$16.03

Total Return (b)	(4.49)%		3.54%	(2.68)%		5.34%		(0.64)%		6.20%

Net Assets, End of Period (000’s)	$132,580		$175,124	$216,144		$274,941		$284,993		$350,196

Ratio of gross expenses to average net assets (c)	1.47	%(h)	1.56%	1.55	%(d)	1.58	%(d)	1.46	%(d)	1.43%
Ratio of net expenses to average net assets (c)	1.43	%(h)	1.43%	1.43%		1.43%		1.48	%(e)	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)(g)	(0.75	)%(h)	(1.14)%	(0.95)%		0.12%		3.01%		2.72%
Portfolio Turnover Rate	21	%(i)	11%	11066%		2%		217%		110%

*	Class Y commenced operations on December 19, 2013.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower. In periods recaptures a portion of the Funds expenses total returns would have been higher. Total returns for periods less than one year are not annualized.

(c)	Does not include expenses of other investment companies in which the Fund invests.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(e)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/expense reimbursed fees from prior periods.

(f)	Amount is less than $0.005 per share.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Annualized

(i)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	April 30, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017 *
	(Unaudited)
Net Asset Value, Beginning of Period	$16.39		$15.46		$16.27		$15.31		$15.46	$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.03		0.34		0.36		0.50		0.42	0.37
Net Realized and Unrealized Gain (Loss) on Investments	(0.30)		0.94		(0.82)		0.95		(0.18)	0.37
Total From Operations	(0.27)		1.28		(0.46)		1.45		0.24	0.74

Less Distributions:
From Net Investment Income	(0.05)		(0.35)		(0.35)		(0.49)		(0.39)	(0.28)
Total Distributions	(0.81)		(0.35)		(0.35)		(0.49)		(0.39)	(0.28)

Net Asset Value, End of Period	$15.31		$16.39		$15.46		$16.27		$15.31	$15.46

Total Return (b)	(1.73)%		8.30%		(2.85)%		9.62%		1.64%	4.93	%(h)

Net Assets, End of Period (000's)	$152,139		$153,899		$152,522		$180,342		$170,030	$46,625

Ratio of Gross Expenses to Average Net Assets including interest expense (e)	1.00	%(c)	1.07	%(g)	1.09	%(g)	1.09	%(g)	1.04%	1.44	%(c,g)
Ratio of Net Expenses to Average Net Assets including interest expense (e)	1.00	%(c)	1.00%		1.00%		1.00%		1.04%	1.23	%(c)
Ratio of Gross Expenses to Average Net Assets excluding interest expense (e)	1.00	%(c)	1.07	%(g)	1.09	%(g)	1.09	%(g)	0.96%	1.22	%(c,g)
Ratio of Net Expenses to Average Net Assets excluding interest expense (e)	1.00	%(c)	1.00%		1.00%		1.00%		0.96%	1.00	%(c)
Ratio of Net Investment Income to Average Net Assets (e,f)	0.35	%(c)	2.11%		2.26%		3.13%		2.73%	3.77	%(c)
Portfolio Turnover Rate	840	%(d)	8%		250%		7%		280%	24	%(d)

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Redwood Managed Municipal Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class N
	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Period Ended
	April 30, 2022		October 31, 2021		October 31, 2020		October 31, 2019		October 31, 2018	October 31, 2017 *
	(Unaudited)
Net Asset Value, Beginning of Period	$17.05		$16.17		$16.90		$15.61		$15.72	$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.22		0.13		0.46		0.45		0.33	-
Net Realized and Unrealized Gain (Loss) on Investments	(0.49)		1.07		(1.06)		1.00		(0.12)	0.72
Total From Operations	(0.27)		1.20		(0.60)		1.45		0.21	0.72

Less Distributions:
From Net Investment Income	(0.81)		(0.32)		(0.13)		(0.16)		(0.32)	-
Total Distributions	(0.81)		(0.32)		(0.13)		(0.16)		(0.32)	-

Net Asset Value, End of Period	$15.97		$17.05		$16.17		$16.90		$15.61	$15.72

Total Return (b)	(1.66)%		7.47%		(3.60)%		9.35%		1.31%	4.80	%(i)

Net Assets, End of Period (000's)	$17	(h)	$18	(h)	$194	(h)	$89		$162	$16	(h)

Ratio of Gross Expenses to Average Net Assets including interest expense (e)	1.25	%(c)	1.32	%(g)	1.34	%(g)	1.34	%(g)	1.25%	1.69	%(c,g)
Ratio of Net Expenses to Average Net Assets including interest expense (e)	1.25	%(c)	1.25%		1.25%		1.25%		1.25%	1.48	%(c)
Ratio of Gross Expenses to Average Net Assets excluding interest expense (e)	1.25	%(c)	1.32	%(g)	1.34	%(g)	1.34	%(g)	1.22%	1.47	%(c,g)
Ratio of Net Expenses to Average Net Assets excluding interest expense (e)	1.25	%(c)	1.25%		1.25%		1.25%		1.22%	1.25	%(c)
Ratio of Net Investment Income to Average Net Assets (e,f)	1.27	%(c)	0.05%		2.72%		2.78%		2.08%	0.00	%(c)
Portfolio Turnover Rate	840	%(d)	8%		250%		7%		280%	24	%(d)

*	Fund commenced operations on March 9, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(h)	Amount is actual; not presented in thousands.

(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I
	For the		For the	For the	For the	For the Period
	Six Months Ended		Year Ended	Year Ended,	Year Ended,	November 2, 2017
	April 30, 2022		October 31, 2021	October 31, 2020	October 31, 2019	Through October 31, 2018*
	(Unaudited)

Net Asset Value, Beginning of Period	$17.19		$14.49	$14.39	$14.67	$15.00

Activity from Investment Operations:
Net Investment Income (Loss) (a)	0.04		(0.04)	(0.07)	0.18	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)		3.68	0.30	(0.17)	(0.32)
Total From Operations	(0.65)		3.64	0.23	0.01	(0.24)

Less Distributions:
From Paid in Capital	-		-	-	(0.02)	(0.09)
From Net Investment Income	(2.22)		(0.94)	(0.13)	(0.27)	(0.00	)(h)
Total Distributions	(2.22)		(0.94)	(0.13)	(0.29)	(0.09)

Net Asset Value, End of Period	$14.32		$17.19	$14.49	$14.39	$14.67

Total Return (b)	(4.83)%		25.54%	1.63%	0.04%	(1.58)%

Net Assets, End of Period (000's)	$212,926		$192,488	$127,599	$108,823	$81,628

Ratio of Gross Expenses to Average Net Assets (e,f)	1.20	%(c)	1.24%	1.29%	1.26%	1.23	%(c)
Ratio of Net Expenses to Average Net Assets (e)	1.20	%(c)	1.20%	1.20%	1.20%	1.20	%(c)
Ratio of Net Investment Income (Loss) to Average Net Assets (e,g)	0.45	%(c)	(0.24)%	(0.47)%	1.19%	0.55	%(c)
Portfolio Turnover Rate	246	%(d)	63%	230%	344%	682	%(d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood AlphaFactor® Tactical International Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class N
	For the		For the	For the	For the	For the Period
	Six Months Ended		Year Ended	Year Ended,	Year Ended,	November 2, 2017
	April 30, 2022		October 31, 2021	October 31, 2020	October 31, 2019	Through October 31, 2018*
	(Unaudited)

Net Asset Value, Beginning of Period	$17.18		$14.66	$14.57	$14.66	$15.00

Activity from Investment Operations:
Net Investment Income (Loss) (a)	(1.81)		(0.21)	(0.09)	0.17	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.76		3.63	0.29	(0.19)	(0.33)
Total From Operations	(1.05)		3.42	0.20	(0.02)	(0.27)

Less Distributions:
From Paid in Capital	0.00	(b)	-	-	(0.02)	(0.07)
From Net Investment Income	(1.81)		(0.90)	(0.11)	(0.05)	(0.00	)(b)
Total Distributions	(1.81)		(0.90)	(0.11)	(0.07)	(0.07)

Net Asset Value, End of Period	$14.32		$17.18	$14.66	$14.57	$14.66

Total Return (c)	(6.13)%		22.46%	1.36%	(0.16)%	(1.79)%

Net Assets, End of Period (000's)	$16	(d)	$18 (d)	$9	$32	$153

Ratio of Gross Expenses to Average Net Assets (e,f)	1.45	%(g)	1.49%	1.54%	1.51%	1.51	%(g)
Ratio of Net Expenses to Average Net Assets (e)	1.45	%(g)	1.45%	1.45%	1.45%	1.45	%(g)
Ratio of Net Investment Income (Loss) to Average Net Assets (e,h)	0.00	%(g)	(0.71)%	(0.60)%	1.17%	0.38	%(g)
Portfolio Turnover Rate	246	%(i)	63%	230%	344%	682	%(i)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.005.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(d)	Amount is actual, not presented in thousands.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Annualized.

(h)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(i)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class I
	For the		For the	For the	For the		For the Period
	Six Months Ended		Year Ended	Year Ended	Year Ended		November 2, 2017
	April 30, 2022		October 31, 2021	October 31, 2020	October 31, 2019		Through October 31, 2018*
	(Unaudited)

Net Asset Value, Beginning of Period	$20.09		$15.81	$14.74	$14.48		$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.04		0.18	0.12	0.22		0.35
Net Realized and Unrealized Gain (Loss) on Investments	(1.54)		5.41	1.23	0.37		(0.53)
Total From Operations	(1.50)		5.59	1.35	0.59		(0.18)

Less Distributions:
From Net Realized Gains	(0.68)		-	-	(0.00	)(h)	-
From Net Investment Income	(0.78)		(1.31)	(0.28)	(0.33)		(0.34)
Total Distributions	(1.46)		(1.31)	(0.28)	(0.33)		(0.34)

Net Asset Value, End of Period	$17.13		$20.09	$15.81	$14.74		$14.48

Total Return (b)	(8.18)%		36.79%	9.25%	4.16%		(1.27)%

Net Assets, End of Period (000's)	$196,371		$172,256	$88,389	$77,875		$55,694

Ratio of Gross Expenses to Average Net Assets (e,f)	1.22	%(c)	1.34%	1.45%	1.40%		1.41	%(c)
Ratio of Net Expenses to Average Net Assets (e)	1.22	%(c)	1.30%	1.30%	1.30%		1.30	%(c)
Ratio of Net Investment Income to Average Net Assets (e,g)	0.44	%(c)	0.93%	0.77%	1.52%		2.30	%(c)
Portfolio Turnover Rate	896	%(d)	160%	628%	256%		20	%(d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood Systematic Macro Trend (“SMarT”) Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Periods Presented

	Class N
	For the		For the	For the	For the		For the Period
	Six Months Ended		Year Ended	Year Ended	Year Ended		November 2, 2017
	April 30, 2022		October 31, 2021	October 31, 2020	October 31, 2019		Through October 31, 2018*
	(Unaudited)

Net Asset Value, Beginning of Period	$20.33		$16.00	$14.90	$14.47		$15.00

Activity from Investment Operations:
Net Investment Income (a)	0.02		0.09	0.32	0.20		0.28
Net Realized and Unrealized Gain (Loss) on Investments	(1.56)		5.54	1.02	0.36		(0.50)
Total From Operations	(1.54)		5.63	1.34	0.56		(0.22)

Less Distributions:
From Net Realized Gains	(0.68)		-	-	(0.00	)(h)	-
From Net Investment Income	(0.78)		(1.30)	(0.24)	(0.13)		(0.31)
Total Distributions	(1.46)		(1.30)	(0.24)	(0.13)		(0.31)

Net Asset Value, End of Period	$17.33		$20.33	$16.00	$14.90		$14.47

Total Return (b)	(8.33)%		36.55%	9.06%	3.90%		(1.52)%

Net Assets, End of Period	$33,936		$21	$177	$77,879		$136,939

Ratio of Gross Expenses to Average Net Assets (e,f)	1.47	%(c)	1.59%	1.70%	1.65%		1.67	%(c)
Ratio of Net Expenses to Average Net Assets (e)	1.47	%(c)	1.55%	1.55%	1.55%		1.55	%(c)
Ratio of Net Investment Income to Average Net Assets (e,g)	0.16	%(c)	0.97%	2.07%	1.42%		1.85	%(c)
Portfolio Turnover Rate	896	%(d)	160%	628%	256%		20	%(d)

*	Fund commenced operations on November 2, 2017

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(g)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(h)	Amount represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2022

1.	ORGANIZATION

Redwood Managed Volatility Fund (the “Managed Volatility Fund”), Redwood Managed Municipal Income Fund (the “Municipal Income Fund”), Redwood AlphaFactor® Tactical International Fund (the “Tactical International Fund”), Redwood Systematic Macro Trend (“SMarT”) Fund (the “SMarT Fund”), each a “Fund” and collectively, the “Funds” are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Managed Volatility Fund commenced investment operations on December 19, 2013. The Municipal Income Fund commenced operations on March 9, 2017. The Tactical International Fund, and SMarT Fund commenced operations on November 2, 2017. The Managed Volatility Fund’s investment objective is to seek a combination of total return and prudent management of portfolio downside volatility and downside loss. The Municipal Income Fund seeks to generate tax-efficient income, while focusing on managing downside risk. The Tactical International Fund seeks to generate long-term total return with capital preservation as a secondary objective. The SMarT Fund seeks to generate capital appreciation while focusing on managing downside risk.

The Managed Volatility Fund offers Class I, Class N and Class Y shares. The Municipal Income Fund, Tactical International Fund, and SMarT Fund each offer Class I and Class N shares. All classes are sold at NAV. Each share class of a Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their fees and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of the Fund.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation on each underlying exchange-listed security. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Each Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and considers the determinations reached by the fair value committee in ratifying the fair value committee’s application of the fair valuation methodologies employed.

Fair Valuation Process – The applicable investments are valued collectively via inputs from each group within the fair value committee. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2022 for the Funds’ investments measured at fair value:

Redwood Managed Volatility Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$13,273,610	$-	$-	$13,273,610
U.S. Government and Agencies	-	193,490,953	-	193,490,953
Corporate Bonds	-	21,099,593	-	21,099,593
Swaps *	-	377,496	-	377,496
Total	$13,273,610	$214,968,042	$-	$228,241,652

Liabilities	Level 1	Level 2	Level 3	Total
Swaps *	$-	$135,653	$-	135,653

Redwood Managed Municipal Income Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$147,286,282	$-	$-	$147,286,282
Open End Funds	6,529,132	-	-	6,529,132
Total	$153,815,414	$-	$-	$153,815,414

Redwood AlphaFactor® Tactical International Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$137,516,730	$-	$-	$137,516,730
U.S. Government and Agencies	-	72,179,825	-	72,179,825
Total	$137,516,730	$72,179,825	$-	$209,696,555

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

Redwood Systematic Macro Trend (“SMarT”) Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$160,271,836	$-	$-	$160,271,836
U.S. Government and Agencies	-	36,365,396	-	36,365,396
Open End Funds	175,094	-	-	175,094
Total	$160,446,930	$36,365,396	$-	$196,812,326

The Funds did not hold any Level 3 securities during the period.

* Net unrealized gain (loss) of swap contracts is reported in the above table.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The average month end notional value of the total return swaps that the Managed Volatility Fund invested in during the six months ended April 30, 2022 was $104,586,677.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). The Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. The maximum risk of loss for sell protection on a credit default swap is the notional value of the total underlying amount of the swap.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The average month end notional value of the credit default swaps that the Managed Volatility Fund invested in during the six months ended April 30, 2022 was

$74,666,667.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments in the Statement of Assets and Liabilities as of April 30, 2022:

Derivative Investment Type	Location on the Statement of Assets and
Liabilities Credit Default Swap Contracts	Unrealized Appreciation on Swap Contracts
Total Return Swap Contracts	Unrealized Depreciation on Swap Contracts

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

The following table sets forth the fair value of derivative contracts by primary risk exposure as of April 30, 2022:

Managed Volatility Fund
Derivatives Investment Value
	Interest Rate
Derivative Investment Type	Risk	Equity Risk
Credit Default Swap Contracts	$377,496	$-
Total Return Swap Contracts	-	(135,653)
Total	$377,496	$(135,653)

The following is a summary of the location of derivative investments on the Statements of Operations for the six months ended April 30, 2022:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swap Contracts	Net Realized Gain/(Loss) from Security Transactions: Swap Contracts
Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts

The following is a summary of the realized gain (loss) and changes in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2022:

Managed Volatility Fund
Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Interest Rate Risk	Equity Risk	Total for the Six Months Ended April 30, 2022
Credit Default Swap Contracts	$486,422	$-	$486,422
Total Return Swap Contracts	-	(7,725,044)	(7,725,044)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Interest Rate Risk	Equity Risk	Total for the Six Months Ended April 30, 2022
Credit Default Swap Contracts	$773,152	$-	$773,152
Total Return Swap Contracts	-	1,392,084	1,392,084

For the six months ended April 30, 2022, (i) The Redwood AlphaFactor® Tactical International Fund had a net realized loss from swap contracts of $2,331,871 subject to equity price risk and (ii) The Redwood Systematic Macro Trend (“SMarT”) Fund had a net realized loss of $4,389,138 on swap contracts subject to equity price risk. These realized losses are included in the line items marked “Net realized gain (loss) from security transactions – Swap Contracts” on the Statements of Operations. For the six months ended April 30, 2022, (i) The Redwood AlphaFactor® Tactical International Fund had net unrealized appreciation of $11,836 on swap contracts subject to equity price risk and (ii) The Redwood Systematic Macro Trend (“SMarT”) Fund and had net unrealized depreciation of $711,492 on swap contracts subject to equity price risk. The unrealized appreciation (depreciation) amounts are included in the line items marked “Net change in unrealized appreciation (depreciation) on swap contracts” on the Statements of Operations.

The notional value of the derivative instruments outstanding as of April 30, 2022 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

Offsetting of Financial Assets and Derivative Assets - The following tables presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2022.

Managed Volatility Fund
Assets				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$377,496	$-	$377,496	$(135,653)	$-	(1)	$241,843
Total	$377,496	$-	$377,496	$(135,653)	$-		$241,843

				Gross Amounts Not Offset in the
Liabilities				Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged		Net Amount
Swap Contracts	$(135,653)	$-	$(135,653)	$135,653	$-	(1)	$-
Total	$(135,653)	$-	$(135,653)	$135,653	$-		$-

(1) The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

As a result of the decreases in market value of the Fund’s assets pledged at derivative counterparties, the Fund has been required to post additional collateral relating to its margin requirements. The Fund has posted all required collateral; however, the Fund’s ability to meet future margin calls may be impacted by continued unfavorable market conditions.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly for the Managed Volatility Fund, and monthly for the Municipal Income Fund, Tactical International Fund and SMarT Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended October 31, 2019 to October 31, 2021 for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund and SMarT Fund or positions expected to be taken in the Funds’ October 31, 2022 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended April 30, 2022 amounted to the following:

Fund	Purchases	Sales
Managed Volatility Fund	$50,884,047	$14,778,130
Municipal Income Fund	143,181,492	141,948,524
Tactical International Fund	239,393,288	289,227,480
SMarT Fund	574,718,831	651,730,297

The Funds’ investments in securities, financial instruments and derivatives expose them to various risks, certain of which are discussed below. Each Fund’s prospectus and statement of additional information (“SAI”) include further information regarding the risks associated with each Fund’s investments. These risks include, but are not limited to:

Managed Volatility Fund: active trading risk, asset allocation risk, bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit default swaps risk, credit risk, cybersecurity risk, derivatives risk, fixed income risk, gap risk, high-yield fixed income securities (“junk bonds”) risk, LIBOR risk, leveraging risk, liquidity risk, managed volatility strategy risk,

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

management risk, market events risk, market risk, model risk, money market instrument risk, rules-based strategy risk, swap risk, swaptions risk, total return swaps risk, U.S. government securities risk and valuation risk.

Municipal Income Fund: active trading risk, asset allocation risk, borrowing risk, cash positions risk, counterparty risk, credit risk, cybersecurity risk, derivatives risk, fixed income securities risk, gap risk, high yield risk, investment companies and ETFs risk, LIBOR risk, leveraging risk, liquidity risk, management risk, market events risk, market risk, model risk, money market instrument risk, municipal bond risk, portfolio turnover risk, rules-based strategy risk, swap risk, taxability risk, underlying funds risk, U.S. government securities risk and volatility risk.

Tactical International Fund: active trading risk, American depositary receipts risk, cash positions risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, foreign (non-U.S.) investment risk, gap risk, geographic and sector risk, index tracking error risk, investment companies and ETFs risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, passive investment risk, portfolio turnover risk, quantitative investing risk, rules based strategy risk, U.S. government securities risk, valuation risk and volatility risk.

SMarT Fund: bank loan risk, borrowing risk, cash positions risk, counterparty risk, credit risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, equity risk, fixed income securities risk, foreign (non-U.S.) investment risk, gap risk, high yield risk, investment companies and ETFs risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market capitalization risk, market events risk, market risk, money market instrument risk, portfolio turnover risk, preferred securities risk, quantitative investing risk, real estate investment trusts risk, swap risk, U.S. government securities risk, underlying funds risk, valuation risk, and volatility risk.

Cash Positions Risk – The Funds may hold a significant position in cash and/or cash equivalent securities. When a Fund’s investment in cash or cash equivalent securities increases, the Funds may not participate in market advances or declines to the same extent that it would if the Fund was more fully invested. With respect to the Municipal Income Fund, the Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund’s value.

Derivatives Risk – The Funds may invest in derivative instruments. The derivative instruments held by the Funds may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuations. Certain derivatives require a Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. A Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Equity Risk – Tactical International Fund, and SMarT Fund are subject to equity risk. Equity securities are susceptible to general market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions.

Fixed Income Risk – The Managed Volatility Fund, Municipal Income Fund and SMarT Fund are subject to fixed income securities risk. When a Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by a Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for a Fund.

Index Tracking Error Risk – The Tactical International Fund is subject to index tracking error risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in securities of the Index at all times, may deviate from the relative weightings of the Index, or may hold securities not included in the Index. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.

Investment Companies and ETFs Risk – When a Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company or ETF generally reflects the risk of owning the underlying investments held by the investment company or ETF. A Fund will also incur brokerage costs when it purchases and sells ETFs.

Market Risk – Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Money Market Instrument Risk - The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Recently, the SEC proposed amendments to money market fund rules that are intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which a Fund invests.

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

Municipal Bond Risk – The underlying funds in which the Municipal Income Fund may invest may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal. For example, COVID-19 has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund.

Swap Risk – The Managed Volatility Fund, Municipal Income, SMarT Fund, and Tactical International Fund are each subject to swap risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. In addition, there is the risk that a swap may be terminated by a Fund or the counterparty in accordance with its terms. If a swap were to terminate, a Fund may be unable to implement its investment strategies and the Fund may not be able to seek to achieve its investment objective. See Note 2 to the Financial Statements for further discussion of swaps and credit default swaps.

Credit Default Swaps Risk – A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer. Credit default swaps involve risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). A Fund bears the loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Taxability Risk – There is no guarantee that all of the Municipal Income Fund's income will remain exempt from federal or state or local income taxes. The Fund or an underlying fund in which it invests may sell securities that lose their tax-exempt statuses at inopportune times, which may cause tax consequences or a decrease in the Fund's value. In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. If the Fund fails to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders.

Total Return Swaps Risk - A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk - The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant increases or declines in value over short periods of time.

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Redwood Investment Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to investment advisory agreements with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of average daily net assets as follows:

Fund	Management Fee
Managed Volatility Fund	1.25%
Municipal Income Fund	0.70%
Tactical International Fund	0.90%
SMarT Fund	1.00%

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least March 1, 2023 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs, such as interest and dividend expenses on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed the expense limitations of the Funds’ average daily net assets for each Fund’s share classes, as listed in the table below, subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years of when the amount was waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limit that was in effect at the time the waiver or reimbursement was made. The expense limitations are as follows:

Fund	Expense Limitation
	Class I	Class N	Class Y
Managed Volatility Fund	1.67%	1.92%	1.43%
Municipal Income Fund	1.00%	1.25%
Tactical International Fund	1.20%	1.45%
SMarT Fund	1.30%	1.55%

During the six months ended April 30, 2022, the Advisor waived advisory fees of $26,909 with respect to the Managed Volatility Fund. Cumulative expenses subject to recapture will expire on October 31 of the following years:

Year	Managed Volatility Fund	Municipal Income Fund	Tactical International Fund	SMarT Fund
2022	409,145	148,961	55,962	62,061
2023	299,527	158,926	112,009	123,172
2024	247,949	106,128	62,459	41,530
Total	$956,621	$414,015	$230,430	$226,763

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class N shares of each of the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of its average daily net assets for Class N and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. During the six months ended April 30, 2022, Class N paid $1,671, $0, $0, and $38 in distribution fees for the Managed Volatility Fund, Municipal Income Fund, Tactical International Fund, and SMarT Fund respectively.

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s share classes. For the six months ended April 30, 2022 there were no underwriting commissions paid.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) - UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2022, were as follows:

Portfolio	Cost for Federal Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Tax Net Unrealized App/Dep
Redwood Managed Volatility Fund	$220,746,368	$1,649	$(7,119,437)	(7,117,788)
Redwood Managed Municipal Income Fund	154,647,077	-	(831,663)	(831,663)
Redwood AlphaFactor International Fund	214,902,032	-	(5,205,477)	(5,205,477)
Redwood Systematic Macro Trends Fund	200,634,645	-	(3,822,319)	(3,822,319)

6.	DISTRIBUTION TO SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

For the period ended October 31, 2021:
Portfolio	Ordinary Income	Long-Term Capital Gains	Return of Capital	Tax Exempt Income	Total
Redwood Managed Volatility Fund	$14,308,569	$-	$-	$-	$14,308,569
Redwood Managed Municipal Income Fund	359,576	96,649	-	2,653,850	3,110,075
Redwood AlphaFactor International Fund	8,146,017	-	-	-	8,146,017
Redwood Systematic Macro Trends Fund	7,470,889	-	-	-	7,470,889

For the period ended October 31, 2020:
Portfolio	Ordinary Income	Long-Term Capital Gains	Return of Capital	Tax-Exempt Income	Total
Redwood Managed Volatility Fund	$4,190,879	$-	$-	$-	$4,190,879
Redwood Managed Municipal Income Fund	3,813,483	-	-	-	3,813,483
Redwood AlphaFactor International Fund	1,210,768	-	-	-	1,210,768
Redwood Systematic Macro Trends Fund	1,511,118	-	-	-	1,511,118

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

As of October 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Redwood Managed Volatility Fund	$16,764,030	$-	$-	$(51,063,296)	$-	$(736,213)	$(35,035,479)
Redwood Managed Municipal Income Fund	-	7,503,545	-	-	-	108,730	7,612,275
Redwood AlphaFactor International Fund	26,175,231	-	-	(5,161,461)	-	(1,402,979)	19,610,791
Redwood Systematic Macro Trends Fund	12,914,544	351,275	-	-	(1,838)	16,978,624	30,242,605

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gains (losses), and unrealized appreciation (depreciation) from investments is primarily attributable to the mark to market treatment of swaps, tax deferral of losses on wash sales and straddles, tax adjustments for real estate investment trusts and C-Corporation return of capital distributions. In addition, the unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(57,240) for the Redwood AlphaFactor International Fund.

At October 31, 2021, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Redwood Managed Volatility Fund	$38,265,565	$12,797,731	$51,063,296	$-
Redwood Managed Municipal Income Fund	-	-	-	4,570,192
Redwood AlphaFactor International Fund	5,161,461	-	5,161,461	7,393,167
Redwood Systematic Macro Trends Fund	-	-	-	3,920,272

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2022 the companies that held more than 25% of the voting securities of the Funds, and may be deemed to control the respective Fund, are as follows:

Owner	Managed Volatility Fund	Municipal Income Fund	Tactical International Fund	SMarT Fund
TD Ameritrade (1)	52.2%	54.9%	63.7%	60.7%

(1) These owners are comprised of mulitiple investors and accounts.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Redwood Managed Municipal Income Fund will be directly affected by the performance of the BlackRock Liquidity Funds MuniCash, Institutional Class. The annual report for this security, along with the report of the independent registered public accounting firms are included in those securities N-CSR’s are available at “www.sec.gov”. As of April 30, 2022, the percentage of the Redwood Managed Municipal Income Fund’s net assets invested in BlackRock Liquidity Funds MuniCash, Institutional Class was 58.0%.

Redwood Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2022

The performance of the Redwood AlphaFactor® Tactical International Fund will be directly affected by the performance of the First American Government Obligations Fund, Class X. The annual report for this security, along with the report of the independent registered public accounting firms are included in those securities N-CSR’s are available at “www.sec.gov”. As of April 30, 2022, the percentage of the Redwood AlphaFactor® Tactical International Fund’s net assets invested in First American Government Obligations Fund, Class X was 64.4%.

The performance of the Redwood Systematic Macro Trend (“SMarT”) Fund will be directly affected by the performance of the First American Government Obligations Fund, Class X. The annual report for this security, along with the report of the independent registered public accounting firms are included in those securities N-CSR’s are available at “www.sec.gov”. As of April 30, 2022, the percentage of the Redwood Systematic Macro Trend (“SMarT”) Fund’s net assets invested in First American Government Obligations Fund, Class X was 80.3%.

9.	REGULATORY UPDATES

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19,2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds. When fully implemented, Rule 18f-4 may require changes in how a Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Funds’ use of derivatives.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Redwood Funds

CHANGE OF INDEPENDENT PUBLIC ACCOUNTANT (Unaudited)

April 30, 2022

On April 5, 2022, the Audit Committee of the Board of Trustees of Two Roads Shared Trust (the “Trust” or “registrant”) selected and appointed and recommended Cohen & Company, Ltd. (“Cohen”) as the Funds’ independent registered public accounting firm for the fiscal year ending October 31, 2022, in replacement of Grant Thornton LLP (“GT”), who were dismissed as the independent registered public accounting firm for the Fund.

GT reports on the Funds’ financial statements for either of the past two years did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

During the years or periods ended prior to October 31, 2022 and the subsequent interim period through April 5, 2022, (i) there were no disagreements between the Funds and GT on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of GT, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period and (ii) there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

During the years or periods ended prior to October 31, 2022, and during the subsequent interim period through April 5, 2022, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as described in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Redwood Funds

EXPENSE EXAMPLES (Unaudited)

April 30, 2022

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning November 1, 2021 and held through April 30, 2022.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Class I	Fund’s Annualized Expense Ratio	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Expenses Paid During Period*	Ending Account Value 4/30/2022	Expenses Paid During Period*
Redwood Managed Volatility Fund	1.48%	$1,000.00	$955.30	$7.18	$1,017.46	$7.40
Redwood Managed Municipal Income Fund	1.00%	$1,000.00	$982.70	$4.92	$1,019.84	$5.01
Redwood AlphaFactor® Tactical International Fund	1.20%	$1,000.00	$951.70	$5.81	$1,018.84	$6.01
Redwood Systematic Macro Trend “SMarT” Fund	1.22%	$1,000.00	$918.20	$5.80	$1,018.74	$6.11

Class N
Redwood Managed Volatility Fund	1.73%	$1,000.00	$954.60	$8.38	$1,016.22	$8.65
Redwood Managed Municipal Income Fund	1.25%	$1,000.00	$983.40	$6.15	$1,018.60	$6.26
Redwood AlphaFactor® Tactical International Fund	1.45%	$1,000.00	$938.70	$6.97	$1,017.60	$7.25
Redwood Systematic Macro Trend “SMarT” Fund	1.47%	$1,000.00	$916.70	$6.99	$1,017.50	$7.35

Class Y
Redwood Managed Volatility Fund	1.43%	$1,000.00	$955.10	$6.93	$1,017.70	$7.15

* Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended April 30, 2022 (181) divided by the number of days in the fiscal year (365).

Redwood Funds

SUPPLEMENTAL INFORMATION (Unaudited)

April 30, 2022

Approval of Advisory Agreement

Redwood Funds

At a meeting held on December 8-9, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the reapproval of the investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) between Redwood Investment Management LLC (“Redwood” or the “Adviser”) and the Trust, on behalf of the Redwood Managed Volatility Fund, Redwood Managed Municipal Income Fund, Redwood AlphaFactor Tactical International Fund, and Redwood Systematic Macro Trend (“SMarT”) Fund (each a “Redwood Fund” and together the “Redwood Funds”). In connection with the Board’s consideration of the Advisory Agreements, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to each Redwood Fund by Redwood; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of each Redwood Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security and (viii) information regarding the performance record of each Redwood Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials from Redwood. During the Meeting, the Board was advised by, and met in executive session with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding their responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser was an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Adviser.

Matters considered by the Board in connection with its approval of the Advisory Agreements included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Redwood related to the Advisory Agreements with the Trust with respect to each of the Redwood Funds, including the Advisory Agreements, a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Redwood Funds and their background and experience; a summary of the financial condition of Redwood; a written report containing Redwood’s performance commentary for the prior quarterly

Redwood Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2022

period; Redwood’s compliance policies and procedures, including its business continuity and cybersecurity policies, a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of Redwood’s compliance program; information regarding Redwood’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third party data provider, analyzing the performance record, fees and expenses of each of the Redwood Funds as compared to other mutual funds or ETFs, as applicable, with similar investment strategies.

In reaching its conclusions with respect to the nature, extent and quality of services to be provided by Redwood under the Advisory Agreements, the Board considered Redwood’s asset management, risk management, operations, and compliance experience. The Board considered that Redwood had summarized each of the investment strategies used in the Redwood Funds and that the Redwood Funds each employed quantitative and tactical investment elements and require a significant level of sophistication to execute. The Board noted that in addition to the portfolio management functions, on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding Redwood’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act which included evaluating the regulatory compliance systems of Redwood and procedures reasonably designed to assure compliance with federal securities laws. The Board also considered Redwood’s policies and procedures in the areas of business continuity and with respect to information systems security and the Trust CCO’s review and evaluation of the same, who found them to be satisfactory. The Board also considered the operation of Redwood’s compliance program, and that Redwood had not had any significant turnover in staff performing compliance and operations functions, as well as made certain process-related enhancements. The Board noted that Redwood appeared to have adequate capacity to operate both its investment and compliance programs, including the implementation of trading procedures reasonably designed to mitigate conflicts among accounts, that Redwood had adopted cybersecurity and business continuity policies and procedures, and that Redwood’s risk management and associated policies appeared to be operating effectively to identify and monitor risks. The Board also considered the financial condition and operations of the Adviser during the COVID-19 pandemic and noted that there had been no material disruption of the Adviser’s services to the Redwood Funds and that the Adviser had continued to provide the same level, nature, extent and quality of services to the Redwood Funds. The Board also considered the significant risks assumed by the Adviser in connection with the services provided to the Redwood Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to the Redwood Funds.

In considering the nature, extent, and quality of the services provided by Redwood, the Board also took into account its knowledge, acquired through discussions and reports during the

Redwood Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2022

preceding year and in past years, of Redwood’s management and the quality of the performance of Redwood’s duties.

The Board concluded that Redwood had sufficient quality and depth of personnel, resources, investment methodologies and compliance policies and procedures to perform its duties under the Advisory Agreements with respect to each of the Redwood Funds and that the nature, overall quality and extent of the management services provided by Redwood to the Redwood Funds was satisfactory and reliable.

Performance. In considering each Redwood Fund’s performance, the Board noted that it reviews at its regularly scheduled quarterly meetings information about each of the Redwood Fund’s performance results. Among other data, the Board considered each Redwood Fund’s performance as compared to a broad-based index and against a group of peer funds (the “Peer Group”) provided by Broadridge, an independent third-party data provider. The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group.

With respect to the Redwood Managed Municipal Income Fund, the Board considered, among other performance data, the Fund’s performance for the one-year, three-year and since inception periods ended August 31, 2021 as compared to its Peer Group and the Fund’s Morningstar category (High Yield Municipals) and the Fund’s benchmark index. The Board considered that the Fund had underperformed the Morningstar category median for the one-year, three-year and since inception periods ended August 31, 2021. The Board also noted that the Fund outperformed as compared to its Peer Group for the one-year and since inception periods and the Fund’s performance was positive in each period reviewed.

With respect to the Redwood Managed Volatility Fund, the Board considered, among other performance data, the Fund’s performance for the one-year, three-year, five-year and since inception periods ended August 31, 2021 as compared to its Peer Group and the Fund’s Morningstar category (Nontraditional Bond) and the Fund’s benchmark index. The Board considered that the Fund underperformed each of the median of the Peer Group and Morningstar category for the one-year, three-year, five-year and since inception periods. The Board noted that the Fund outperformed as compared to the benchmark returns for the one-year, five-year, and since inception periods and had underperformed as compared to the benchmark for the three-year period. The Board noted that the Fund appeared to have been meeting the overall objectives of the Fund with regard to its strategy. The Board also noted that tactical investment strategies may be difficult to compare if certain peers in the Peer Group or Morningstar category were invested at times or

Redwood Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2022

for periods of time where the Fund may not have maintained similar levels of investment exposure, and noted that the Fund’s had delivered a positive return for all periods referenced.

With respect to the Redwood Systematic Macro Trend (“SMarT”) Fund, the Board considered, among other performance data, the Fund’s performance for the one-year, three-year and since inception periods ended August 31, 2021 as compared to its Peer Group and the Fund’s Morningstar category (Allocation--30% to 50% Equity) and the Fund’s benchmark index. The Board considered that the Fund had not only outperformed the median of the Peer Group, Morningstar category and benchmark for the one-year, three-year, and since inception periods, but had ranked first in all periods measured.

With respect to the Redwood AlphaFactor Tactical International Fund, the Board considered, among other performance data, the Fund’s performance for the one-year, three-year and since inception periods ended August 31, 2021 as compared to its Peer Group and the Fund’s Morningstar category (Foreign Large Blend) and the Fund’s benchmark index. The Board considered that the Fund had outperformed the median of the Peer Group for the three-year period but had underperformed the Peer Group and Morningstar category for the one-year and since inception periods, noting however that performance returns were positive across all periods and that the Fund delivered a return of 22.43% for the one-year period. The Board considered that the Adviser’s proprietary index, the Redwood AlphaFactor Tactical International Index, had outperformed and/or ranked first relative to the Peer Group and Morningstar category in all periods, and that the Fund had the potential to generate such returns contingent upon its ability to decrease the Fund’s tracking error.

The Board also considered the Adviser’s discussion of each of the Redwood Funds’ performance, including the factors that contributed to any underperformance, as well as the quarterly written report containing Redwood’s performance commentary. The Board noted each Redwood Fund’s risk adjusted returns and how each Redwood Fund was managed, including whether each Redwood Fund was managed according to an index or actively managed by Redwood. The Board also noted that that Redwood was actively monitoring the performance of each Redwood Fund. The Board also considered more recent performance information provided at this Meeting. The Board concluded that the overall performance of each of the Redwood Funds was satisfactory or, in the case of longer term underperformance, was being appropriately monitored and/or addressed.

Fees and Expenses. As to the costs of the services provided by Redwood, among other expense data, the Board considered a comparison prepared by Broadridge of each Redwood Fund’s advisory fee and operating expenses compared to each Redwood Fund’s Peer Group and respective Morningstar category.

Redwood Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2022

With respect to the Redwood Managed Municipal Income Fund, the Board noted, among other data, that the advisory fee was equal to the median of the Fund’s Peer Group, but higher than that of the Morningstar category. It was also noted that the Fund’s net total expenses were also equivalent to the median of its Peer Group, but higher than the Morningstar category median. The Board also considered Redwood’s commentary that there were limited tactical municipal funds to which the fund can be directly compared, as well as that the Fund’s investment methodology differed from the funds in the Peer Group.

With respect to the Redwood Managed Volatility Fund, the Board noted, among other data, that the advisory fee was above the median of both the Fund’s Peer Group and Morningstar category. The Board also recognized that the Fund’s net total expenses were above the median of both its Peer Group and Morningstar category, but within the range of other Funds in the Peer Group and Morningstar category. The Board also considered Redwood’s commentary that against funds in the Peer Group that were more tactical in nature and more closely resembling the Fund’s investment strategy that the overall fees and net expenses were more closely aligned.

With respect to the Redwood Systematic Macro Trend (“SMarT”)Fund, the Board noted, among other data, that the advisory fee was equal to the median of the Peer Group, and that the Fund’s net total expenses were less than the median of its Peer Group. It was also noted that the Fund’s advisory fees and the Fund’s net expenses were greater than Morningstar category median. The Board also considered Redwood’s commentary with respect to differences in the Fund’s strategy from the other funds in the Peer Group.

With respect to the Redwood AlphaFactor Tactical International Fund, the Board noted, among other data, that the advisory fee and net expenses were above the median of both its Peer Group and Morningstar category. The Board also noted this Fund’s advisory fee and its net expenses are equal to the Morningstar category high. The Board also considered Redwood’s commentary that it believes there are no true competitors to the Fund in the registered fund space, notwithstanding Morningstar’s selection of the Peer Group, in view of its security selection methodology and tactical and risk management strategies.

The Board took into account Redwood’s discussion of the Redwood Funds’ expenses. The Board also took into account that with respect to the open-end Redwood Funds that did not impose unitary fees, that Redwood had agreed to reimburse expenses to limit net annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses) to 1.67%, 1.92% and 1.43% for Class I, Class N and Class Y shares,

Redwood Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2022

respectively, of the Redwood Managed Volatility Fund; 1.25%, and 1.00% for Class N and Class I shares, respectively, of the Redwood Managed Municipal Income Fund; 1.45%, and 1.20% for Class N and Class I shares, respectively, of the Redwood AlphaFactor Tactical International Fund; and 1.55%, and 1.30% for Class N and Class I shares, respectively, of the Redwood Systematic Macro Trend (“SMarT”)Fund.

In considering the level of the advisory fee paid with respect to each of the Redwood Funds, the Board took into account the cost of other accounts managed by Redwood that used a similar strategy, if any, noting that differences were attributable to the differences in the management of these different kinds of accounts and that the fees and expenses of the applicable Redwood Funds generally were lower than those charged to these other accounts.

With respect to the Redwood Systematic Macro Trend (“SMarT”)Fund and Redwood Managed Municipal Income Fund, the Board determined that the services provided by Redwood under each Advisory Agreement with respect to each Fund were in addition to, rather than duplicative of, the advisory services provided to the underlying funds in which each Fund invests.

Based on the factors above, the Board concluded that the advisory fee of each of the Redwood Funds was not unreasonable.

Profitability. The Board considered Redwood’s profitability and whether these profits were reasonable in light of the services provided to each of the Redwood Funds. The Board reviewed profitability analyses prepared by Redwood based on each Redwood Fund’s asset levels and considered the total profits of Redwood from its relationship with each of the Redwood Funds on a Fund-by-Fund basis and for such Redwood Funds in the aggregate. The Board also took into account, with respect to the open-end Redwood Funds that did not impose unitary fees, that Redwood had agreed to reimburse expenses to limit net annual operating expenses and that Redwood had entered into unitary fee arrangements with respect to those Redwood Funds operating as ETFs under which Redwood reimbursed such Redwood Funds for expenses over the applicable unitary fee rate. The Board concluded that Redwood’s profitability from its relationship with each of the Redwood Funds, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Redwood would realize economies of scale with respect to its management of each Redwood Fund as each Redwood Fund grew and whether fee levels reflected these economies. The Board noted that each Redwood Fund’s current advisory fee does not include breakpoints and took into account Redwood’s discussion of the Redwood Funds’ fee structures, including the current size of the Redwood Funds as well as the

Redwood Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

April 30, 2022

level of expenses with respect to each Redwood Fund. The Board considered the profitability analysis included in the Board Materials and noted that while expenses of managing each Redwood Fund as a percentage of assets under management were expected to decrease as each Redwood Fund’s assets continued to grow, at current asset levels, economies of scale have not yet been reached. The Board noted that it would revisit whether economies of scale exist in the future once each Redwood Fund had achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Redwood from its association with the Redwood Funds. The Board considered that Redwood uses each of the Redwood Funds as components of model portfolios it builds for its clients and that expanding its offering of mutual funds will result in a greater number and type of model portfolios offered by Redwood. Redwood did not anticipate receiving any other direct, indirect or ancillary material “fall-out” benefits from its relationship with the Redwood Funds.

Conclusion. The Board, having requested and received such information from Redwood as it believed reasonably necessary to evaluate the terms of the Advisory Agreements, and having been advised by independent counsel that the Board had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement with respect to each of the Redwood Funds for an additional one-year term was in the best interests of each Redwood Fund and its shareholders.

In evaluating each Advisory Agreement’s renewal, the Board considered a variety of factors, including the factors discussed above, conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

●    Social Security number and income

●    Account transactions and transaction history

●    Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or give us contact information

●    provide account information or give us your income information

●    make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you. ● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Funds vote proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-855-852-8998 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-733-3863.

Investment Advisor

Redwood Investment Management, LLC

4110 N Scottsdale Rd, Suite 125

Scottsdale, AZ 85251

Administrator

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

REDWOOD-SAR22

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a) of Form N-CSR) are filed herewith.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By James Colantino	/s/ James Colantino
President/Principal Executive Officer,
Date: July 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
President/Principal Executive Officer
Date: July 11, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Laura Szalyga	/s/ Laura Szalyga
Treasurer/Principal Financial Officer
Date: July 11, 2022